Income Taxes (Table)	12 Months Ended
Jun. 30, 2024
Income Taxes
Schedule Of deferred income tax
	2024	2023

Net operating losses carry forward	$4,405,547	$752,863

Right of use assets	98,987	-
Inventory write off	981,758	-
Impairment loss	3,159,477	1,015,997
Intangible assets	1,034,959	1,741,870
Stock Options	2,323,784	1,999,688
Allowance for doubtful accounts	16,797	56,112
Accrued compensation	27,540	19,323
Deferred revenue	-	18,196
Other, net	7	7
Valuation allowances	(6,100,000)	-

Deferred tax asset	$5,948,858	$5,604,056

Schedule Of Income Taxes
	2024	2023

Current tax provision	$12,700	$349,260
Deferred tax provision	(344,801)	(3,601,298)

Provision for income taxes (benefit)	$(332,101)	$(3,049,293)

Schedule Of US federal income tax rate
	2024	2023

Income tax provision at statutory federal and state tax rate	21%	21.00%
State taxes, net of federal benefit	0.27%	5.04%
Nondeductible expense	(0.05)%	(0.24)%
Tax return to provision	0.00%	(2.67)%
State tax rate change	0.07%	1.81%
Other, net	5.53%	0.90%
Valuation allowance	(25.43)%	-%

Provision for income taxes	1.38%	25.83%